Portfolio of investments—December 31, 2025 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 100.00%
Communication services: 9.15%
Entertainment: 9.15%
Live Nation Entertainment, Inc.†	110,027	$15,678,847
Nintendo Co. Ltd. ADR	547,182	9,225,489
Roblox Corp. Class A†	165,500	13,410,465
Spotify Technology SA†	11,042	6,412,200
TKO Group Holdings, Inc. Class A	57,674	12,053,866
		56,780,867
Consumer discretionary: 17.76%
Automobiles: 1.35%
Ferrari NV	22,730	8,400,099
Broadline retail: 1.81%
MercadoLibre, Inc.†	5,575	11,229,499
Hotels, restaurants & leisure: 8.18%
DoorDash, Inc. Class A†	50,859	11,518,546
Hilton Worldwide Holdings, Inc.	77,342	22,216,490
Viking Holdings Ltd.†	238,466	17,028,857
		50,763,893
Household durables: 1.27%
PulteGroup, Inc.	67,356	7,898,165
Specialty retail: 5.15%
Burlington Stores, Inc.†	45,555	13,158,561
Carvana Co. Class A†	44,490	18,775,670
		31,934,231
Financials: 5.78%
Capital markets: 1.62%
Robinhood Markets, Inc. Class A†	89,132	10,080,829
Financial services: 4.16%
Affirm Holdings, Inc.†	125,950	9,374,459
Equitable Holdings, Inc.	204,306	9,735,181
Toast, Inc. Class A†	189,077	6,714,124
		25,823,764
Health care: 20.34%
Biotechnology: 6.22%
Alnylam Pharmaceuticals, Inc.†	40,790	16,220,143
Argenx SE ADR†	9,100	7,652,645
Natera, Inc.†	64,177	14,702,309
		38,575,097
Health care equipment & supplies: 5.64%
Edwards Lifesciences Corp.†	73,903	6,300,231
See accompanying notes to portfolio of investments
Allspring Mid Cap Growth Fund | 1

Portfolio of investments—December 31, 2025 (unaudited)

	Shares	Value
Health care equipment & supplies(continued)
IDEXX Laboratories, Inc.†	25,253	$17,084,412
Penumbra, Inc.†	37,465	11,648,243
		35,032,886
Health care providers & services: 5.58%
Cencora, Inc.	58,672	19,816,468
Guardant Health, Inc.†	63,320	6,467,505
RadNet, Inc.†	117,328	8,371,353
		34,655,326
Life sciences tools & services: 1.39%
Repligen Corp.†	52,688	8,633,456
Pharmaceuticals: 1.51%
Teva Pharmaceutical Industries Ltd. ADR†	300,262	9,371,177
Industrials: 26.57%
Aerospace & defense: 8.15%
Axon Enterprise, Inc.†	26,381	14,982,561
Carpenter Technology Corp.	38,610	12,155,972
Curtiss-Wright Corp.	25,708	14,172,049
Howmet Aerospace, Inc.	45,280	9,283,306
		50,593,888
Building products: 1.28%
Armstrong World Industries, Inc.	41,463	7,923,579
Commercial services & supplies: 2.97%
RB Global, Inc.	87,702	9,021,905
Waste Connections, Inc.	53,542	9,389,125
		18,411,030
Construction & engineering: 6.16%
Construction Partners, Inc. Class A†	87,015	9,445,478
EMCOR Group, Inc.	17,259	10,558,884
Quanta Services, Inc.	43,197	18,231,726
		38,236,088
Electrical equipment: 3.20%
Vertiv Holdings Co. Class A	122,653	19,871,013
Ground transportation: 1.22%
Saia, Inc.†	23,135	7,554,040
Machinery: 1.92%
RBC Bearings, Inc.†	26,590	11,923,754
Trading companies & distributors: 1.67%
Applied Industrial Technologies, Inc.	40,504	10,400,212
See accompanying notes to portfolio of investments
2 | Allspring Mid Cap Growth Fund

Portfolio of investments—December 31, 2025 (unaudited)

	Shares	Value
Information technology: 17.08%
Electronic equipment, instruments & components: 1.00%
Teledyne Technologies, Inc.†	12,220	$6,241,121
IT services: 3.67%
Cloudflare, Inc. Class A†	82,641	16,292,673
Snowflake, Inc.†	29,506	6,472,436
		22,765,109
Semiconductors & semiconductor equipment: 2.85%
Monolithic Power Systems, Inc.	19,523	17,694,866
Software: 9.56%
AppLovin Corp. Class A†	12,617	8,501,587
Fair Isaac Corp.†	8,857	14,973,821
Guidewire Software, Inc.†	40,916	8,224,525
Procore Technologies, Inc.†	112,608	8,191,106
Samsara, Inc. Class A†	225,160	7,981,922
Tyler Technologies, Inc.†	25,244	11,459,514
		59,332,475
Utilities: 3.32%
Independent power and renewable electricity producers: 3.32%
Vistra Corp.	127,690	20,600,227
Total common stocks (Cost $428,133,864)		620,726,691

		Yield
Short-term investments: 0.17%
Investment companies: 0.17%
Allspring Government Money Market Fund Select Class♠∞		3.71%	1,067,956	1,067,956
Total short-term investments (Cost $1,067,956)				1,067,956
Total investments in securities (Cost $429,201,820)	100.17%			621,794,647
Other assets and liabilities, net	(0.17)			(1,026,013)
Total net assets	100.00%			$620,768,634

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
See accompanying notes to portfolio of investments
Allspring Mid Cap Growth Fund | 3

Portfolio of investments—December 31, 2025 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$1,720,927	$26,769,015	$(27,421,986)	$0	$0	$1,067,956	1,067,956	$31,792
See accompanying notes to portfolio of investments
4 | Allspring Mid Cap Growth Fund

Notes to portfolio of investments—December 31, 2025 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
Allspring Mid Cap Growth Fund | 5

Notes to portfolio of investments—December 31, 2025 (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2025:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$56,780,867	$0	$0	$56,780,867
Consumer discretionary	110,225,887	0	0	110,225,887
Financials	35,904,593	0	0	35,904,593
Health care	126,267,942	0	0	126,267,942
Industrials	164,913,604	0	0	164,913,604
Information technology	106,033,571	0	0	106,033,571
Utilities	20,600,227	0	0	20,600,227
Short-term investments
Investment companies	1,067,956	0	0	1,067,956
Total assets	$621,794,647	$0	$0	$621,794,647
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
At December 31, 2025, the Fund did not have any transfers into/out of Level 3.
6 | Allspring Mid Cap Growth Fund